Annual Fund Operating Expenses	Feb. 17, 2026
Invesco MSCI Treasury Duration Rotation ETF | Invesco MSCI Treasury Duration Rotation ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%
Invesco U.S. Hybrid Bond ETF | Invesco U.S. Hybrid Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.40%

[1]	”Other Expenses” are based on estimated amounts for the current fiscal year.